Consolidated Balance Sheets (Unaudited) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Apr. 30, 2012	Apr. 12, 2012	Jan. 31, 2012	Apr. 07, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2007	Jan. 31, 2006	Jan. 31, 2005
ASSETS
Cash	$ 39,682	$ 3,151	$ 127,087		$ 24,467		$ 8,655
Prepaids and other receivables	2,866	991			45,156
Total current assets	42,548	4,142			69,623
Equipment, net	11,330	12,224			16,713
Unproved mineral properties	848,432	852,611			796,828
Total assets	902,310	868,977			883,164
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	313,054	302,018			206,675
Accrued liabilities	180,382	142,126			121,701
Due to related parties	1,376,457	1,308,982			905,562
Notes payable to related party	369,523	334,128			236,820
Total liabilities	2,239,416	2,087,254			1,470,758
Common stock, $0.001 par value, authorized 500,000,000, 17,956,969 issued and outstanding at April 30, 2013 and January 31, 2013	17,957	17,957		120,301	17,190	2,017,000
Additional paid in capital	5,978,101	5,958,101			5,466,744
Deficit accumulated during the exploration stage	(7,232,913)	(7,085,429)			(5,985,007)
Accumulated other comprehensive loss	(100,251)	(108,906)			(86,521)
Total stockholders' deficit	(1,337,106)	(1,218,277)	(735,762)		(587,594)		(204,150)	346,906	(221,551)	(116,073)	14,177	49,062	(825)
Total liabilities and stockholders' deficit	$ 902,310	$ 868,977			$ 883,164